Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions				1 Months Ended
	May 08, 2024	Jan. 15, 2024	Jan. 01, 2024	Nov. 15, 2024
Subsequent Event [Line Items]
Coversion of debt and other obligations	$ 5.1
White Lion Capital, LLC [Member]
Subsequent Event [Line Items]
Note issued				$ 25.0
Shares of common stock (in Shares)				25,000,000
Preferred Stock [Member]
Subsequent Event [Line Items]
Cash proceeds			$ 12.7
Series A-2 Preferred Stock [Member]
Subsequent Event [Line Items]
Cash proceeds	$ 30.8
Stock issued (in Shares)			2,800,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares purchase (in Shares)		6,250
Purchase price per unit (in Dollars per share)		$ 800
Free a deposit		$ 5.0